LVIP Delaware U.S. Growth Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.72%
Automobiles–2.02%
†Tesla	11,325	$ 8,782,311
		8,782,311
Biotechnology–2.67%
†Incyte	22,563	1,551,883
†Moderna	17,444	6,713,498
†Vertex Pharmaceuticals	18,309	3,321,070
		11,586,451
Capital Markets–1.12%
Blackstone	41,614	4,841,373
		4,841,373
Communications Equipment–0.12%
Motorola Solutions	2,298	533,871
		533,871
Consumer Finance–1.64%
American Express	14,418	2,415,447
†Upstart Holdings	14,838	4,695,337
		7,110,784
Diversified Consumer Services–0.42%
†Frontdoor	43,418	1,819,214
		1,819,214
Electrical Equipment–0.93%
†Generac Holdings	9,871	4,033,982
		4,033,982
Entertainment–1.69%
†Netflix	10,244	6,252,323
†Take-Two Interactive Software	7,036	1,084,037
		7,336,360
Food & Staples Retailing–1.80%
Costco Wholesale	17,378	7,808,804
		7,808,804
Health Care Equipment & Supplies–2.64%
Abbott Laboratories	46,923	5,543,014
†Intuitive Surgical	5,963	5,928,116
		11,471,130
Health Care Providers & Services–2.36%
McKesson	21,074	4,201,734
†Molina Healthcare	17,230	4,674,671
UnitedHealth Group	3,524	1,376,968
		10,253,373
Health Care Technology–1.12%
†Veeva Systems Class A	16,898	4,869,497
		4,869,497
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure–1.38%
Starbucks	54,179	$ 5,976,486
		5,976,486
Household Durables–0.66%
Tempur Sealy International	61,403	2,849,713
		2,849,713
Interactive Media & Services–11.85%
†Alphabet Class A	7,063	18,883,072
†Alphabet Class C	5,197	13,851,616
†Facebook Class A	38,252	12,982,346
†Match Group	17,231	2,705,095
†Pinterest Class A	58,938	3,002,891
		51,425,020
Internet & Direct Marketing Retail–6.56%
†Amazon.com	7,323	24,056,348
†Etsy	21,127	4,393,571
		28,449,919
IT Services–7.69%
†EPAM Systems	5,022	2,864,950
Mastercard Class A	31,707	11,023,890
†PayPal Holdings	41,517	10,803,139
Visa Class A	38,972	8,681,013
		33,372,992
Life Sciences Tools & Services–1.15%
†Avantor	122,571	5,013,154
		5,013,154
Machinery–0.87%
Caterpillar	19,701	3,782,001
		3,782,001
Media–1.36%
†Charter Communications Class A	8,088	5,884,505
		5,884,505
Metals & Mining–0.90%
Freeport-McMoRan	120,665	3,925,232
		3,925,232
Multiline Retail–0.28%
Target	5,334	1,220,259
		1,220,259
Oil, Gas & Consumable Fuels–1.82%
†Cheniere Energy	41,323	4,036,017
Cimarex Energy	44,224	3,856,333
		7,892,350
LVIP Delaware U.S. Growth Fund–1

LVIP Delaware U.S. Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Paper & Forest Products–0.54%
Louisiana-Pacific	37,973	$ 2,330,403
		2,330,403
Road & Rail–1.96%
Old Dominion Freight Line	12,542	3,586,761
†Uber Technologies	110,199	4,936,915
		8,523,676
Semiconductors & Semiconductor Equipment–8.09%
†Advanced Micro Devices	58,993	6,070,380
Applied Materials	49,967	6,432,252
Lam Research	8,661	4,929,408
Micron Technology	27,319	1,939,103
NVIDIA	28,989	6,005,361
QUALCOMM	53,844	6,944,799
Texas Instruments	8,106	1,558,054
Xilinx	7,987	1,205,957
		35,085,314
Software–16.43%
†Adobe	18,217	10,487,891
CDK Global	10,189	433,542
†Crowdstrike Holdings Class A	17,721	4,355,467
†Dropbox Class A	141,847	4,144,769
†Fortinet	16,092	4,699,508
Intuit	4,383	2,364,672
Microsoft	119,263	33,622,625
†ServiceNow	11,294	7,027,918
†Zoom Video Communications Class A	15,867	4,149,221
		71,285,613
Specialty Retail–6.32%
†AutoZone	3,213	5,455,642
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Home Depot	8,076	$ 2,651,028
Ross Stores	44,080	4,798,108
TJX	82,197	5,423,358
†Ulta Beauty	13,124	4,736,714
Williams-Sonoma	24,552	4,353,806
		27,418,656
Technology Hardware, Storage & Peripherals–10.58%
Apple	291,882	41,301,303
NetApp	51,116	4,588,172
		45,889,475
Textiles, Apparel & Luxury Goods–1.71%
NIKE Class B	50,991	7,405,423
		7,405,423
Tobacco–1.04%
Altria Group	99,055	4,508,984
		4,508,984
Total Common Stock (Cost $319,140,009)		432,686,325

MONEY MARKET FUND–0.08%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	330,257	330,257
Total Money Market Fund (Cost $330,257)		330,257

TOTAL INVESTMENTS–99.80% (Cost $319,470,266)	433,016,582
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.20%	881,163
NET ASSETS APPLICABLE TO 38,494,755 SHARES OUTSTANDING–100.00%	$433,897,745

† Non-income producing.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes.
LVIP Delaware U.S. Growth Fund–2

LVIP Delaware U.S. Growth Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware U.S. Growth Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$432,686,325	$—	$—	$432,686,325
Money Market Fund	330,257	—	—	330,257
Total Investments	$433,016,582	$—	$—	$433,016,582
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware U.S. Growth Fund–3